Related Party Transactions - Summary of Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Payment guarantee provisions recognized		₩ 272		₩ 294
Description of other related parties with outstanding balances		Others include Godo Kaisha Oceanos 1 and etc., as of December 31, 2023 and 2024.		Others include Godo Kaisha Oceanos 1 and etc., as of December 31, 2023 and 2024.
Description of other related parties with transactions		Others include Win Mortgage Co., Ltd. and etc., for the years ended December 31, 2023 and 2024.		Others include Win Mortgage Co., Ltd. and etc., for the years ended December 31, 2023 and 2024.
W Service Networks Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 51		₩ 108
Loans		51	[1]	108	[1]	₩ 120	[1]	₩ 20
Deposits due to customers		3,054		3,245
Accrued expenses		86		7
Other liabilities		339		100
Related party transactions [abstract]
Other income		35		0		0
Fees expenses		483		552		543
Other expenses		1,095		1,575		1,907
Interest expenses		37		35		₩ 14
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 129		₩ 72
Description of nature of related party relationship		Associates		Associates		Associates
Korea Credit Bureau Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 1		₩ 1
Loans		1	[1]	1	[1]	₩ 2	[1]	2
Deposits due to customers		780		771
Accrued expenses		13		1
Other liabilities		0		0
Related party transactions [abstract]
Fees expenses		3,986		4,047		3,730
Other expenses		155		143		139
Interest expenses		0		9		₩ 40
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 34		₩ 34
Description of nature of related party relationship		Associates		Associates		Associates
Korea Finance Security Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 3,225		₩ 3,228
Loans		3,225	[1]	3,228	[1]	₩ 3,433	[1]	3,425
Deposits due to customers		1,145		1,323
Loss allowance		(43)		(71)
Other liabilities		3		6
Related party transactions [abstract]
Interest income		142		181		141
Provision (Reversal) of allowance for credit loss		(32)		26		44
Other expenses		25		33		52
Interest expenses		3		3		₩ 3
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 635		₩ 632
Description of nature of related party relationship		Associates		Associates		Associates
LOTTE CARD Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 27,913	[1]	₩ 12,209	[1]	₩ 50,000	[1]	3,750
Account receivables		21		31
Deposits due to customers		20,207		62,587
Loss allowance		(297)		(269)
Other assets		49		2
Derivative assets		1,075		0
Other liabilities		273		289
Related party transactions [abstract]
Interest income		1,586		10		83
Provision (Reversal) of allowance for credit loss		11		(455)		(27)
Interest expenses		4,127		5,665		1,902
Fees income		4,019		4,164		7,701
Gain on derivatives		1,075		0		0
Loss on derivatives		457		0		₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		498,400		498,400
Confirmed Foreign Currency Payment Guarantee		1,691		1,483
Open interest		₩ 350,000		₩ 0
Description of nature of related party relationship		Associates		Associates		Associates
K BANK Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans		₩ 18	[1]	₩ 54	[1]	₩ 3	[1]	₩ 99
Account receivables		32		13
Other assets		0		18
Other liabilities		193,719		214,135
Related party transactions [abstract]
Fees expenses		0		339		937
Fees income		269		190		₩ 698
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		₩ 282		₩ 246
Description of nature of related party relationship		Associates		Associates		Associates
Others
Outstanding balances for related party transactions [abstract]
Loans	[2]	₩ 38,819		₩ 65,558
Deposits due to customers	[2]	3,575		4,212
Loss allowance	[2]	(273)		(61)
Other assets	[2]	66,088		47,828
Other liabilities	[2]	232		992
Related party transactions [abstract]
Other income	[3]	2,890		4,760		₩ 0
Interest income	[3]	844		682		713
Provision (Reversal) of allowance for credit loss	[3]	212		(27)		(92)
Other expenses	[3]	1,612		836		0
Interest expenses	[3]	18,045		9,333		10
Fees income	[3]	53,562		15,295		7,138
Dividend income	[3]	3,729		1,700		0
Provision of impairment losses due to credit loss	[3]	₩ 0		₩ 0		₩ 1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates		Associates		Associates
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		₩ 4,664		₩ 4,664
Woori Seoul Beltway Private Special Asset Fund No.1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		30,949		34,437
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		0		12,186
JC Assurance No.2 Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		1,351		1,351
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		148		243
Win Mortgage Co.,LTd.
Outstanding balances for related party transactions [abstract]
Loans		8	[1]	15
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Unused loan commitment		42		34
Woori Future Energy Private Special Asset Investment Trust(General) No.1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		33,600		0
Woori Real Estate Investment No. 1 Limited Liability Company
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		7,100		0
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		60		0
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		990,000		990,000
Woori Asset Global Partnership Fund No 5
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		97,500		127,500
Synaptic Future Growth Private Equity Fund 1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		3,443		4,389
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		15,906		36,941
STASSETS FUND III
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		3,000		6,000
BTS 2nd Private Equity Fund
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Open interest		₩ 1,854		₩ 4,774

[1]	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.
[2]	Others include Godo Kaisha Oceanos 1 and etc., as of December 31, 2023 and 2024.
[3]	Others include Win Mortgage Co., Ltd. and etc., for the years ended December 31, 2023 and 2024.